UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                          811-3954

Dreyfus Tax Exempt Cash Management Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management

October 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)	Value ($)
California--95.7%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Institute for Defense
Analyses Project) (LOC; Branch
Banking and Trust Co.)	0.20	11/7/09	11,945,000 a	11,945,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.20	11/7/09	8,000,000 a	8,000,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	0.20	11/7/09	4,100,000 a	4,100,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; KBC Bank)	0.25	11/7/09	185,000 a	185,000
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.60	11/7/09	6,000,000 a	6,000,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.22	11/7/09	7,250,000 a	7,250,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	0.20	11/7/09	24,800,000 a	24,800,000
California,
GO Notes (LOC; FNMA)

(Prerefunded)	5.25	9/1/10	1,015,000 b	1,055,578
California,
GO Notes (LOC; FNMA)
(Prerefunded)	5.25	9/1/10	2,550,000 b	2,651,944
California,
GO Notes (LOC; KBC Bank)	0.23	11/1/09	2,590,000 a	2,590,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and Fortis Bank)	0.25	11/7/09	2,255,000 a	2,255,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	0.30	11/7/09	1,300,000 a	1,300,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Societe
Generale)	0.25	11/7/09	3,900,000 a	3,900,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Dexia Credit
Locale)	0.25	11/7/09	1,025,000 a	1,025,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.30	11/7/09	2,260,000 a	2,260,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.30	11/7/09	9,525,000 a	9,525,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.25	1/13/10	12,800,000	12,800,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.40	2/25/10	2,900,000	2,900,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	3/11/10	5,700,000	5,700,000

California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the
West)	0.21	11/7/09	4,220,000 a	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.46	11/7/09	3,600,000 a	3,600,000
California Housing Finance Agency,
MFHR (Liquidity Facility; FNMA)	0.45	11/7/09	11,935,000 a	11,935,000
California Infrastructure and
Economic Development Bank, IDR
(Kennfoods USA, LLC Project)
(LOC; Bank of the West)	0.25	11/7/09	2,500,000 a	2,500,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.19	11/1/09	9,000,000 a	9,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Saint Margaret's
Episcopal School) (LOC; Allied
Irish Banks)	0.42	11/7/09	3,400,000 a	3,400,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	0.35	11/1/09	1,000,000 a	1,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	0.35	11/1/09	6,710,000 a	6,710,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	11,000,000	11,000,000
Concord,
MFMR (Arcadian Apartments)
(LOC; FNMA)	0.25	11/7/09	3,500,000 a	3,500,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,

Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.23	11/7/09	2,100,000 a,c	2,100,000
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Installment Sale Agreement
with Eastern Municipal Water
District Facilities
Corporation) (Liquidity
Facility; Citibank NA)	0.20	11/7/09	3,495,000 a,c	3,495,000
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish
Banks)	0.30	11/7/09	7,500,000 a	7,500,000
Fresno,
Sewer System Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.34	11/7/09	2,170,000 a,c	2,170,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.20	11/7/09	14,750,000 a,c	14,750,000
Kern County,
GO Notes, TRAN	2.50	6/30/10	11,700,000	11,830,723
Los Angeles Department of
Airports, Airport Revenue, CP
(LOC: Citibank NA and State
Street Bank and Trust Co.)	0.30	12/2/09	3,000,000	3,000,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.37	11/18/09	2,000,000	2,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.47	11/7/09	1,240,000 a,c	1,240,000

Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	1.22	11/7/09	4,460,000 a,c	4,460,000
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.24	11/7/09	5,260,000 a	5,260,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.21	11/7/09	6,400,000 a	6,400,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.30	11/7/09	3,200,000 a	3,200,000
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	0.25	11/7/09	2,230,000 a	2,230,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; FSA and
Liquidity Facility;
Westdeutsche Landesbank)	0.30	11/7/09	11,110,000 a	11,110,000
University of California,
Revenue, CP	0.32	2/12/10	4,000,000	4,000,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett and Platt,
Inc.) (LOC; Wachovia Bank)	0.42	11/7/09	1,600,000 a	1,600,000
Victorville Joint Powers Financing
Authority, LR (Cogeneration
Facility Project) (LOC; Fortis
Bank)	0.46	11/7/09	14,000,000 a	14,000,000
Wells Fargo Stage Trust
(City and County of San

Francisco, COP (Multiple
Capital Improvement Projects))
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	0.18	11/7/09	3,000,000 a,c	3,000,000
Wells Fargo Stage Trust
(San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.18	11/7/09	5,125,000 a,c	5,125,000

U.S. Related--4.2%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.45	11/7/09	3,075,000 a	3,075,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.21	11/7/09	9,000,000 a,c	9,000,000

Total Investments (cost $287,653,245)			99.9%	287,653,245
Cash and Receivables (Net)			.1%	252,744
Net Assets			100.0%	287,905,989

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $45,340,000 or 15.7% of net assets.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	287,653,245
Level 3 - Significant Unobservable Inputs	-
Total	287,653,245

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management

October 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.5%	Rate (%)	Date	Amount ($)	Value ($)
New York--92.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.18	11/1/09	1,800,000 a	1,800,000
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)	0.31	11/7/09	3,250,000 a	3,250,000
Cold Spring Harbor Central School
District, GO Notes, TAN	2.00	6/30/10	1,290,000	1,302,748
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.31	11/7/09	4,700,000 a	4,700,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.26	11/7/09	4,620,000 a	4,620,000
East Hampton Union Free School
District, GO Notes, TAN	1.00	6/30/10	1,335,000	1,340,452
Eastchester Union Free School
District, GO Notes, TAN	1.00	12/23/09	1,000,000	1,000,719
Edgemont Union Free School
District, GO Notes, TAN	1.00	1/15/10	1,000,000	1,001,115
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	1,420,000	1,427,153
Fishkill,
GO Notes, BAN	2.00	4/30/10	1,000,000	1,004,922
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; State Street

Bank and Trust Co.)	0.32	12/14/09	8,000,000	8,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.30	11/7/09	3,000,000 a	3,000,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	10,625,000	10,652,941
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Fortis Bank)	0.20	11/7/09	5,000,000 a	5,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	0.25	11/7/09	10,780,000 a	10,780,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.35	11/7/09	435,000 a	435,000
Monroe County Industrial
Development Agency, Revenue
(Monroe Community College
Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.21	11/7/09	2,000,000 a	2,000,000
New York City,
GO Notes (Liquidity Facility;
Wachovia Bank)	0.16	11/1/09	2,000,000 a	2,000,000
New York City,
GO Notes (LOC; Bank of America)	0.23	11/7/09	3,700,000 a	3,700,000
New York City,
GO Notes (LOC; Fortis Bank)	0.20	11/1/09	4,600,000 a	4,600,000
New York City Housing Development
Corporation, MFMR (Hewitt
House Apartments) (LOC; Bank
of America)	0.37	11/7/09	11,000,000 a	11,000,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank

Hessen-Thuringen Girozentrale)	0.22	11/7/09	3,200,000 a	3,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	0.36	11/7/09	3,700,000 a	3,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ateret Torah
Center Project) (LOC; Wachovia
Bank)	0.31	11/7/09	12,715,000 a	12,715,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	0.46	11/7/09	16,240,000 a	16,240,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.16	11/1/09	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.24	11/1/09	2,200,000 a	2,200,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	2/1/10	500,000	505,978
New York Local Government
Assistance Corporation,
Revenue (LOC: Bayerische
Landesbank and Westdeutshe
Landesbank)	0.22	11/7/09	7,500,000 a	7,500,000
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	1,760,000	1,772,945
New York State Dormitory
Authority, Revenue (Catholic

Health System Obligated Group)
(LOC; HSBC Bank USA)	0.20	11/7/09	4,400,000 a	4,400,000
New York State Dormitory
Authority, Revenue (D'Youville
College) (LOC; Key Bank)	0.65	11/7/09	5,340,000 a	5,340,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.23	11/7/09	11,000,000 a	11,000,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/10	5,885,000	5,985,878
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.25	3/15/10	1,000,000	1,017,829
New York State Housing Finance
Agency, Housing Revenue
(Normandie Court I Project)
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.20	11/7/09	4,750,000 a	4,750,000
New York State Power Authority,
Revenue	5.00	11/15/09	1,250,000	1,252,195
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Cedarbrook
Village, Inc. Project) (LOC;
Key Bank)	0.95	11/7/09	3,000,000 a	3,000,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T Bank)	0.31	11/7/09	1,000,000 a	1,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.32	11/7/09	2,800,000 a	2,800,000
Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	2,615,000	2,624,616
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Huntington
Hospital Project) (LOC; Bank
of America)	0.25	11/7/09	6,100,000 a	6,100,000
Syracuse Industrial Development
Agency, Civic Facility Revenue

(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.32	11/7/09	1,900,000 a	1,900,000
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	1,825,000	1,831,732
Triborough Bridges and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; Bayerische Landesbank)	0.30	11/7/09	13,660,000 a	13,660,000
Westchester County,
GO Notes, BAN	1.00	4/28/10	2,110,000	2,113,007
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Catharine
Field Home/The Seabury at
Field Home Civic Facility)
(LOC; Comerica Bank)	0.35	11/7/09	8,570,000 a	8,570,000
Westchester County Industrial
Development Agency, Continuing
Care Retirement Community
Mortgage Revenue (Kendal on
Hudson Project) (LOC; Natixis)	0.21	11/7/09	7,850,000 a	7,850,000

U.S. Related--8.9%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.32	11/7/09	8,000,000 a	8,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (LOC; UBS AG)	0.15	11/1/09	1,500,000 a	1,500,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.21	11/7/09	5,250,000 a,b	5,250,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.21	11/7/09	6,000,000 a,b	6,000,000

Total Investments (cost $237,394,230)	101.5%	237,394,230
Liabilities, Less Cash and Receivables	(1.5%)	(3,412,128)
Net Assets	100.0%	233,982,102

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $11,250,000 or 4.8% of net assets.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	237,394,230
Level 3 - Significant Unobservable Inputs	-
Total	237,394,230

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management

October 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance Corporation)		2.85	11/16/09	18,000,000	18,000,000
Chatom Industrial Development
Board, PCR, Refunding (Alabama
Electric Cooperative, Inc.
Project) (Liquidity Facility;
National Rural Utilities
Cooperative Finance
Corporation)		2.65	12/1/09	5,000,000	5,000,000
Southeast Alabama Gas District,
Supply Project Revenue
(Liquidity Facility; Societe
Generale)		0.20	11/1/09	9,052,000 a	9,052,000

Arizona--1.0%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)		0.41	11/7/09	12,445,000 a,b	12,445,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		1.22	11/7/09	9,620,000 a,b	9,620,000
Arizona Health Facilities

Authority, Revenue (La Loma
Village) (LOC; Banco Santander)	0.29	11/7/09	18,300,000 a	18,300,000
Phoenix Improvement Corporation,
Wastewater System Revenue, CP
(LOC; Bank of America)	0.35	11/9/09	14,000,000	14,000,000

California--1.1%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	10,000,000	10,000,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; FSA and
Liquidity Facility;
Westdeutsche Landesbank)	0.30	11/7/09	50,000,000 a	50,000,000

Colorado--2.0%
Colorado Educational and Cultural
Facilities Authority, Revenue
(The Nature Conservancy
Project) (Liquidity Facility;
Bank of America)	0.21	11/7/09	21,200,000 a	21,200,000
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	0.23	11/7/09	10,000,000 a	10,000,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)	0.26	11/7/09	6,500,000 a	6,500,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.28	11/7/09	17,600,000 a,b	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.25	11/7/09	46,000,000 a	46,000,000

Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.26	11/7/09	8,000,000 a	8,000,000

Connecticut--.7%
Connecticut,
GO Notes, BAN	2.00	4/28/10	20,000,000	20,158,189
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.39	11/7/09	4,060,000 a	4,060,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citibank
NA)	0.21	11/7/09	6,850,000 a,b	6,850,000
New Haven,
GO Notes, BAN	1.25	2/15/10	9,000,000	9,009,730

Delaware--1.2%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	0.40	11/7/09	12,300,000 a	12,300,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; PNC Bank NA)	0.20	11/7/09	6,635,000 a	6,635,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.18	11/1/09	34,700,000 a	34,700,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.19	11/7/09	8,325,000 a	8,325,000

District of Columbia--3.2%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.20	11/7/09	73,885,000 a,b	73,885,000
District of Columbia,
Multimodal GO (LOC; JPMorgan

Chase Bank)	0.20	11/7/09	18,630,000 a	18,630,000
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.20	11/7/09	14,000,000 a	14,000,000
District of Columbia,
Revenue (The Washington Center
for Internships and Academic
Seminars Issue) (LOC; Branch
Banking and Trust Co.)	0.26	11/7/09	4,000,000 a	4,000,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.45	11/9/09	40,000,000	40,000,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.35	11/10/09	18,500,000	18,500,000

Florida--7.1%
Alachua County Health Facilities
Authority, Revenue, CP (Shands
Healthcare Project) (LOC; Bank
of America)	0.45	12/2/09	30,000,000	30,000,000
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	0.22	11/7/09	7,725,000 a	7,725,000
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (LOC; Wachovia
Bank)	0.22	11/7/09	30,315,000 a	30,315,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.36	11/7/09	23,350,000 a,b	23,350,000
Collier County Health Facilities
Authority, Health Facility
Revenue (The Moorings, Inc.
Project) (LOC; Wachovia Bank)	0.22	11/7/09	34,820,000 a	34,820,000

Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.42	11/12/09	41,905,000	41,905,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.35	11/5/09	30,000,000	30,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.20	11/7/09	14,500,000 a	14,500,000
Jacksonville,
Transportation Revenue (LOC;
Wachovia Bank)	0.22	11/7/09	10,600,000 a	10,600,000
JEA,
Electric System Revenue
(Liquidity Facility; Bank of
America)	0.22	11/7/09	27,225,000 a	27,225,000
Orange County Health Facilities
Authority, Revenue
(Presbyterian Retirement
Communities Project) (LOC;
Branch Banking and Trust Co.)	0.23	11/7/09	235,000 a	235,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	0.26	11/7/09	3,870,000 a	3,870,000
Saint Lucie County,
PCR, Refunding (Florida Power
and Light Company Project)	0.21	11/1/09	24,500,000 a	24,500,000
Sunshine State Governmental
Financing Commission, Revenue
(LOC; Dexia Credit Locale)	0.34	11/7/09	15,100,000 a	15,100,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.23	11/7/09	31,770,000 a	31,770,000
University of South Florida
Financing Corporation, COP
(University of South Florida
Financing Corporation Master
Lease Program) (LOC; Wachovia

Bank)	0.22	11/7/09	34,175,000 a	34,175,000
Volusia County Industrial
Development Authority,
Revenue, Refunding (Retirement
Housing Foundation Obligated
Group - Bishop's Glen) (LOC;
KBC Bank)	0.22	11/7/09	12,690,000 a	12,690,000
Wells Fargo Stage Trust
(Saint Petersburg Health
Facilities Authority, Health
Facilities Revenue, Refunding
(All Children's Hospital,
Obligated Group)) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.20	11/7/09	7,765,000 a,b	7,765,000

Georgia--3.0%
Fulton County,
General Fund TAN	1.00	12/31/09	75,000,000	75,084,048
Fulton County Development
Authority, Educational
Facilities Revenue (Catholic
Education of North Georgia,
Inc. Project) (LOC; Wachovia
Bank)	0.27	11/7/09	14,405,000 a	14,405,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.22	11/7/09	13,900,000 a	13,900,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.36	11/7/09	25,365,000 a,b	25,365,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	0.35	11/3/09	28,400,000	28,400,000
Valdosta and Lowndes County
Hospital Authority, Revenue
Certificates (South Georgia
Medical Center Project) (LOC;
Branch Banking and Trust Co.)	0.26	11/7/09	2,700,000 a	2,700,000

Idaho--.0%
Idaho Health Facilities Authority,
Health Care Facilities Revenue
(Aces-Pooled Financing
Program) (LOC; U.S. Bank NA)	0.23	11/7/09	2,250,000 a	2,250,000

Illinois--5.6%
Channahon,
Revenue, Refunding (Morris
Hospital) (LOC; U.S. Bank NA)	0.24	11/7/09	3,695,000 a	3,695,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.36	11/7/09	5,470,000 a,b	5,470,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (LOC; Bank One)	0.20	11/7/09	36,800,000 a	36,800,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	0.39	12/10/09	20,000,000	20,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.38	12/9/09	10,350,000	10,350,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.35	2/22/10	81,200,000	81,200,000
Illinois Finance Authority,
Revenue (Riverside Health
System) (LOC; JPMorgan Chase
Bank)	0.25	11/7/09	4,395,000 a	4,395,000
Illinois Finance Authority,
Revenue, Refunding (Fairview
Obligated Group) (LOC;
ABN-AMRO)	0.22	11/7/09	21,795,000 a	21,795,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)

(LOC; JPMorgan Chase Bank)	0.30	11/7/09	8,600,000 a	8,600,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.35	11/7/09	80,000,000 a	80,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.29	11/7/09	23,000,000 a	23,000,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.26	11/7/09	3,250,000 a	3,250,000

Indiana--2.8%
Indiana Bond Bank,
Midyear Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	2.00	1/6/10	40,000,000	40,103,840
Indiana Bond Bank,
State Revolving Fund Program
Revenue	5.25	2/1/10	3,765,000	3,810,547
Indiana Finance Authority,
HR (Community Health Network
Project) (LOC; Bank of America)	0.24	11/7/09	15,000,000 a	15,000,000
Indiana Finance Authority,
HR (Community Health Network
Project) (LOC; National City
Bank)	0.19	11/7/09	15,000,000 a	15,000,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.17	11/7/09	14,700,000 a	14,700,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.21	11/7/09	59,000,000 a,b	59,000,000

Kentucky--.4%
Kentucky Property and Buildings

Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	1.01	11/7/09	16,395,000 a,b	16,395,000
Madisonville,
HR (Trover Clinic Foundation,
Inc.) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.29	11/7/09	6,695,000 a	6,695,000

Louisiana--1.9%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.21	11/7/09	17,000,000 a	17,000,000
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue (LOC; JPMorgan
Chase Bank)	0.18	11/7/09	20,000,000 a	20,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; ABN-AMRO)	0.29	11/7/09	11,520,000 a	11,520,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.26	11/7/09	20,929,000 a,b	20,929,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch Bank and LOC;
Merrill Lynch)	1.26	11/7/09	34,045,000 a,b	34,045,000

Maryland--4.1%
Baltimore County Revenue
Authority, Golf System Revenue

(LOC; M&T Bank)	0.29	11/7/09	3,800,000 a	3,800,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.26	11/7/09	13,600,000 a	13,600,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	0.38	11/7/09	2,395,000 a	2,395,000
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.50	2/1/10	5,125,000	5,190,980
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	0.31	11/7/09	6,900,000 a	6,900,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Bank)	0.33	11/7/09	2,100,000 a	2,100,000
Maryland Health and Higher
Educational Facilities
Authority, Pooled Loan Program
Revenue (LOC; Bank of America)	0.23	11/7/09	23,701,000 a	23,701,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Dematha
Catholic High School) (LOC;
Branch Banking and Trust Co.)	0.27	11/7/09	9,865,000 a	9,865,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust
Co.)	0.26	11/7/09	5,800,000 a	5,800,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Bank of
America)	0.40	12/10/09	20,000,000	20,000,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)

(Liquidity Facility; Wachovia
Bank)	0.40	12/7/09	21,940,000	21,940,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System) (LOC;
Bank of America)	0.45	12/3/09	21,500,000	21,500,000
Maryland Health and Higher
Educational Facility
Authority, Revenue, Refunding
(Adventist HealthCare Issue)
(LOC; M&T Bank)	0.32	11/7/09	23,425,000 a	23,425,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.35	11/3/09	20,000,000	20,000,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	1/11/10	15,000,000	15,000,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	0.32	11/7/09	21,775,000 a	21,775,000

Massachusetts--6.2%
Massachusetts,
GO Notes, RAN	2.50	4/29/10	52,000,000	52,549,554
Massachusetts,
GO Notes, RAN	2.50	5/27/10	25,000,000	25,306,938
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Citibank NA)	0.26	11/7/09	92,675,000 a	92,675,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.21	11/7/09	61,800,000 a	61,800,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.26	11/7/09	20,000,000 a	20,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.30	11/7/09	10,690,000 a	10,690,000

Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.26	11/7/09	19,200,000 a	19,200,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.26	11/7/09	14,015,000 a	14,015,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.20	11/1/09	5,100,000 a	5,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.20	11/7/09	13,000,000 a	13,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners HealthCare System
Issue)	0.43	1/19/10	9,000,000	9,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners HealthCare System
Issue)	0.43	1/19/10	9,000,000	9,000,000

Michigan--5.5%
Board of Trustees of the Michigan
State University, CP	0.43	1/12/10	25,000,000	25,000,000
Jackson County Hospital Finance
Authority, HR (W.A. Foote
Memorial Hospital) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.29	11/7/09	14,600,000 a	14,600,000
Jackson County Hospital Finance
Authority, HR, Refunding (W.A.
Foote Memorial Hospital)
(Insured; Assured Guaranty and
Liquidity Facility; Comerica

Bank)	0.42	11/7/09	8,000,000 a	8,000,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	0.30	11/7/09	8,135,000 a	8,135,000
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Senior Credit Group)	0.20	11/7/09	11,000,000 a	11,000,000
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group)	0.17	11/7/09	8,400,000 a	8,400,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	11/3/09	25,000,000	25,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/3/09	60,000,000	60,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.38	1/11/10	71,470,000	71,470,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.33	11/7/09	16,395,000 a	16,395,000
University of Michigan,
CP	0.30	11/18/09	6,930,000	6,930,000
University of Michigan,
CP	0.40	11/19/09	25,945,000	25,945,000
University of Michigan,
CP	0.35	11/24/09	12,880,000	12,880,000

Minnesota--1.3%
Minneapolis,
GO Notes (Various Purpose)	2.00	12/1/09	12,990,000	13,007,401
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)	0.35	11/5/09	10,000,000	10,000,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)	0.35	11/19/09	9,000,000	9,000,000
University of Minnesota,

CP	0.30	1/11/10	10,000,000	10,000,000
University of Minnesota,
CP	0.43	1/12/10	9,075,000	9,075,000
University of Minnesota,
CP	0.43	1/19/10	16,000,000	16,000,000

Mississippi--1.0%
Mississippi,
GO Notes	5.00	11/1/09	5,580,000	5,580,000
Mississippi,
GO Notes (Capital
Improvements) (Liquidity
Facility; Dexia Credit Locale)	0.30	11/7/09	37,245,000 a	37,245,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Petal Gas Storage,
LLC Project) (LOC; Deutsche
Bank AG)	0.22	11/7/09	10,000,000 a	10,000,000

Missouri--.9%
Kansas City Industrial Development
Authority, Revenue (Kansas
City Downtown Redevelopment
District) (LOC; JPMorgan Chase
Bank)	0.30	11/7/09	25,800,000 a	25,800,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Lutheran
Senior Services) (LOC; U.S.
Bank NA)	0.22	11/7/09	9,000,000 a	9,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.32	11/1/09	6,105,000 a	6,105,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (The
Children's Mercy Hospital)
(LOC; UBS AG)	0.23	11/7/09	7,300,000 a	7,300,000

Nebraska--.8%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	0.31	11/1/09	16,495,000 a	16,495,000
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.23	11/7/09	24,820,000 a	24,820,000

Nevada--2.1%
Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.26	11/7/09	9,770,000 a,b	9,770,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.40	11/3/09	10,000,000	10,000,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.40	12/2/09	15,000,000	15,000,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	12/10/09	20,000,000	20,000,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.35	4/8/10	20,000,000	20,000,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	0.42	12/3/09	40,000,000	40,000,000

New Hampshire--.6%
New Hampshire Business Finance
Authority, Revenue (The Mark
H. Wentworth Home Issue) (LOC;
TD Bank)	0.31	11/7/09	12,000,000 a	12,000,000

New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.20	11/7/09	8,840,000 a	8,840,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt
Community Issue) (LOC; Bank of
America)	0.23	11/7/09	10,150,000 a	10,150,000

New Jersey--1.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.28	11/7/09	56,600,000 a	56,600,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	0.30	11/7/09	37,050,000 a	37,050,000

New Mexico--.1%
Dona Ana County,
Industrial Revenue (Foamex
Products, Inc. Project) (LOC;
Wachovia Bank)	0.28	11/7/09	6,000,000 a	6,000,000

New York--3.9%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.30	11/7/09	22,305,000 a	22,305,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	0.24	11/7/09	35,000,000 a	35,000,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	55,000,000	55,144,707
New York City,
GO Notes (Liquidity Facility;

Allied Irish Banks)	0.20	11/1/09	5,880,000 a	5,880,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.20	11/1/09	7,900,000 a	7,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.15	11/1/09	34,235,000 a	34,235,000
New York State Dormitory
Authority, Revenue (Columbia
University)	0.20	11/7/09	32,500,000 a	32,500,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC; Bank
of America)	0.24	11/7/09	7,400,000 a	7,400,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Westchester County)	1.70	11/3/09	10,000,000	10,000,000

North Carolina--2.4%
Board of Governors of the
University of North Carolina,
CP	0.30	12/10/09	13,000,000	13,000,000
Charlotte,
Water and Sewer System
Revenue, CP (Liquidity
Facility; Wachovia Bank)	0.30	11/12/09	4,161,000	4,161,000
Guilford County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.25	11/7/09	14,000,000 a	14,000,000
Mecklenburg County,
COP (Installment Financing
Agreement) (Liquidity
Facility; Branch Banking and
Trust Co.)	0.24	11/7/09	9,500,000 a	9,500,000
Mecklenburg County,
GO (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.22	11/7/09	18,200,000 a	18,200,000

North Carolina,
GO Notes, Refunding	5.00	3/1/10	7,175,000	7,285,360
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	0.33	12/10/09	6,190,000	6,190,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.26	11/7/09	5,000,000 a	5,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(FirstHealth of the Carolinas
Project) (Liquidity Facility;
Branch Banking and Trust Co.)	0.26	11/7/09	13,820,000 a	13,820,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(Lutheran Retirement
Ministries Project) (LOC;
Branch Banking and Trust Co.)	0.26	11/7/09	10,000,000 a	10,000,000
North Carolina Medical Care
Commission, HR (Pooled
Equipment Financing Project)
(LOC; KBC Bank)	0.22	11/7/09	8,500,000 a	8,500,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.26	11/7/09	4,300,000 a	4,300,000
Wake County,
School Bonds (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.24	11/7/09	14,795,000 a	14,795,000

Ohio--3.2%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.35	11/7/09	5,200,000 a	5,200,000
Allen County,
Hospital Facilities Revenue

(Catholic Healthcare Partners)
(LOC; Wachovia Bank)	0.23	11/7/09	5,000,000 a	5,000,000
Cleveland,
Airport System Revenue (LOC;
KBC Bank)	0.35	11/7/09	9,000,000 a	9,000,000
Cleveland,
COP, Refunding (Cleveland
Stadium Project) (LOC;
Wachovia Bank)	0.22	11/7/09	66,280,000 a	66,280,000
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	0.18	11/1/09	14,630,000 a	14,630,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.50	1/13/10	10,000,000	10,000,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.45	1/21/10	20,000,000	20,000,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.50	2/9/10	17,500,000	17,500,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.38	2/22/10	13,000,000	13,000,000
Wells Fargo Stage Trust
(Ohio, HR, Refunding
(Cleveland Clinic Health
System Obligated Group))
(Liquidity Facility; Wells
Fargo Bank)	0.20	11/7/09	9,000,000 a,b	9,000,000

Oklahoma--1.0%
Oklahoma Development Finance
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	0.25	11/7/09	22,800,000 a	22,800,000
Oklahoma Development Finance

Authority, Health System
Revenue, Refunding (INTEGRIS
Baptist Medical Center, Inc.,
INTEGRIS South Olkahoma City
Hospital Corporation and
INTEGRIS Rural Health, Inc.)
(Insured; Assured Guaranty and
Liquidity Facility; JPMorgan
Chase Bank)	0.27	11/7/09	16,735,000 a	16,735,000
Oklahoma Development Finance
Authority, Revenue, CP
(Integris Baptist Medical
Center)	0.40	11/12/09	16,475,000	16,475,000

Oregon--.4%
Oregon Department of
Transportation, Highway User
Tax Senior Lien Revenue	2.00	11/15/09	5,925,000	5,928,650
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	0.29	11/7/09	5,585,000 a	5,585,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	0.29	11/7/09	8,680,000 a	8,680,000

Pennsylvania--11.2%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.22	11/7/09	7,000,000 a	7,000,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)	0.23	11/7/09	5,000,000 a	5,000,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.30	11/7/09	7,300,000 a	7,300,000

Butler County Industrial
Development Authority,
Revenue, Refunding (Concordia
Lutheran Health and Human
Care) (LOC; Bank of America)	0.22	11/7/09	7,300,000 a	7,300,000
Chester County Health and
Education Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Wachovia Bank)	0.22	11/7/09	21,495,000 a	21,495,000
Cumberland County Municipal
Authority, Revenue (Diakon
Lutheran Social Ministries
Project) (LOC; Wachovia Bank)	0.27	11/7/09	11,025,000 a	11,025,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.31	11/7/09	11,600,000 a	11,600,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.31	11/7/09	7,240,000 a	7,240,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	0.32	11/7/09	65,075,000 a	65,075,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	9,200,000 a	9,200,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	10,500,000 a	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank

NA)	0.24	11/7/09	11,200,000 a	11,200,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	5,850,000 a	5,850,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	13,700,000 a	13,700,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	16,600,000 a	16,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	12,500,000 a	12,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	9,300,000 a	9,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	12,300,000 a	12,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	9,500,000 a	9,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	6,400,000 a	6,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	4,300,000 a	4,300,000
Emmaus General Authority,
Local Government Revenue (Bond

Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.24	11/7/09	3,100,000 a	3,100,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Bank)	0.31	11/7/09	16,610,000 a	16,610,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.26	11/7/09	34,215,000 a	34,215,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	0.31	11/7/09	7,970,000 a	7,970,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.31	11/7/09	5,985,000 a	5,985,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wachovia Bank)	0.27	11/7/09	8,710,000 a	8,710,000
Moon Industrial Development
Authority, Community
Facilities Revenue (YMCA
Greater Pittsburgh Project)
(LOC; PNC Bank NA)	0.20	11/7/09	3,565,000 a	3,565,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP (PPL
Electric Utilities) (LOC;
Wachovia Bank)	0.50	4/1/10	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; Commerce Bank NA)	0.21	11/1/09	9,745,000 a	9,745,000

Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	0.25	11/7/09	30,340,000 a	30,340,000
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	26,000,000 c	26,299,000
Philadelphia,
Water and Wastewater Revenue,
Refunding (LOC; Bank of
America)	0.24	11/7/09	27,800,000 a	27,800,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.18	11/1/09	3,500,000 a	3,500,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Wachovia Bank)	0.22	11/7/09	32,800,000 a	32,800,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Wachovia Bank)	0.22	11/7/09	30,400,000 a	30,400,000
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; M&T Bank)	0.26	11/7/09	7,000,000 a	7,000,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.23	11/7/09	3,000,000 a	3,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.40	12/10/09	10,000,000	10,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.30	1/7/10	10,000,000	10,000,000
Upper Merion Municipal Utility
Authority, Guaranteed Sewer
Revenue (Liquidity Facility;
Commerce Bank NA)	0.31	11/7/09	6,100,000 a	6,100,000
Wallingford-Swarthmore School
District, GO Notes (Insured;

FSA and Liquidity Facility;
Dexia Credit Locale)	0.50	11/7/09	10,000,000 a	10,000,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	0.20	11/7/09	7,815,000 a	7,815,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Bank)	0.31	11/7/09	4,550,000 a	4,550,000

South Carolina--1.8%
Saint Peters Parish/Jasper County
Public Facilities Corporation,
Installment Purchase Revenue
BAN (County Office Building
Projects)	2.00	2/1/10	6,500,000	6,509,644
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue, Refunding
(The Episcopal Church Home)
(Liquidity Facility; Wachovia
Bank)	0.22	11/7/09	15,810,000 a	15,810,000
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	0.29	11/7/09	44,800,000 a	44,800,000
South Carolina Jobs-Economic
Development Authority, HR
(Oconee Memorial Hospital,
Inc. Project) (Liquidity
Facility; Wachovia Bank and
LOC; Wachovia Bank)	0.23	11/7/09	27,000,000 a	27,000,000

Tennessee--6.2%
Blount County Health and
Educational Facilities Board,
Revenue (Maryville College
Project) (LOC; Bank of America)	0.26	11/7/09	21,400,000 a	21,400,000
Blount County Public Building

Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.26	11/7/09	50,300,000 a	50,300,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.26	11/7/09	48,875,000 a	48,875,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.26	11/7/09	10,000,000 a	10,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.26	11/7/09	9,950,000 a	9,950,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.26	11/7/09	6,000,000 a	6,000,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.26	11/7/09	6,000,000 a	6,000,000
Jackson Energy Authority,
Gas System Revenue, Refunding
(LOC; FHLB)	0.21	11/7/09	4,340,000 a	4,340,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thruingen
Girozentrale)	0.20	11/7/09	18,925,000 a	18,925,000

Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.21	11/7/09	15,000,000 a	15,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.40	11/7/09	25,495,000 a	25,495,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.40	11/7/09	9,315,000 a	9,315,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Trezevant Manor
Project) (LOC; ABN-AMRO)	0.22	11/7/09	7,000,000 a	7,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.26	11/7/09	17,110,000 a,b	17,110,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.26	11/7/09	63,575,000 a,b	63,575,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.30	11/5/09	16,500,000	16,500,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.35	12/10/09	3,543,000	3,543,000

Texas--9.5%
Crawford Education Facilities
Corporation, Revenue (Hyde
Park Baptist School Project)
(LOC; JPMorgan Chase Bank)	0.22	11/7/09	12,600,000 a	12,600,000
Dallas,
CP (Liquidity Facility; Bank
of America)	0.38	11/18/09	14,384,000	14,384,000

Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	0.37	4/8/10	10,500,000	10,500,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.50	1/11/10	9,500,000	9,500,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.45	12/8/09	17,000,000	17,000,000
Fort Worth,
Water and Sewer System Revenue	5.00	2/15/10	8,010,000	8,115,986
Harris County,
GO Notes, TAN	2.00	2/25/10	40,000,000	40,207,236
Harris County Cultural Education
Facilities Finance
Corporation, Revenue, CP
(Methodist Healthcare)	0.45	11/4/09	11,000,000	11,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue, CP
(Methodist Healthcare)	0.48	12/2/09	22,500,000	22,500,000
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.35	11/17/09	30,000,000	30,000,000
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.45	12/8/09	13,250,000	13,250,000
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.35	12/10/09	25,000,000	25,000,000
Houston Higher Education Finance
Corporation, Higher
Educational Revenue, CP (Rice
University)	0.30	11/19/09	5,000,000	5,000,000
Kendall County Health Facilities
Development Corporation,
Health Care Revenue
(Morningside Ministries

Project) (LOC; Allied Irish
Banks)	0.43	11/7/09	6,460,000 a	6,460,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.40	12/8/09	25,000,000	25,000,000
San Antonio,
Electric and Gas Systems
Revenue (LOC; FNMA)
(Prerefunded)	5.75	2/1/10	8,000,000 d	8,105,434
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	0.35	12/14/09	10,000,000	10,000,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.25	11/7/09	6,500,000 a	6,500,000
Texas,
TRAN	2.50	8/31/10	38,000,000	38,643,708
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Liquidity Facility; Citibank
NA)	0.21	11/7/09	10,940,000 a,b	10,940,000
University of Houston System Board
of Regents, Consolidated
Revenue	0.16	11/7/09	11,120,000 a	11,120,000
University of Texas,
University Revenue, CP	0.20	11/4/09	15,000,000	14,999,862
University of Texas,
University Revenue, CP	0.30	12/7/09	35,500,000	35,500,000
University of Texas,
University Revenue, CP	0.35	12/10/09	14,700,000	14,700,000
University of Texas,
University Revenue, CP	0.33	2/17/10	24,000,000	24,000,000
University of Texas System Board
of Regents, Financing System
Revenue	0.16	11/7/09	83,700,000 a	83,700,000

Utah--1.8%
Central Utah Water Conservancy
District Revenue, Refunding
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.35	11/7/09	39,800,000 a	39,800,000
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility: Bank of
America and Bank of Nova
Scotia)	0.40	11/18/09	10,000,000	10,000,000
Murray City,
HR (IHC Health Services, Inc.)	0.20	11/7/09	32,000,000 a	32,000,000
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.50	12/18/09	9,395,000	9,395,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.28	11/7/09	6,400,000 a	6,400,000

Virginia--3.0%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.22	11/7/09	6,000,000 a	6,000,000
Chesterfield County,
GO Public Improvement,
Refunding	2.00	1/1/10	6,200,000	6,217,006
Fairfax County Economic
Development Authority,
Educational Facilities Revenue
(Trinity Christian School
Project) (LOC; Wachovia Bank)	0.42	11/7/09	9,000,000 a	9,000,000
Fredericksburg Economic
Development Authority, Revenue
(Student Housing and Economic
Development Project-Eagle
Village I) (LOC; Bank of
America)	0.20	11/7/09	70,780,000 a	70,780,000

Lynchburg Industrial Development
Authority, HR (Centra Health,
Inc.) (LOC; Branch Banking and
Trust Co.)	0.21	11/7/09	18,525,000 a	18,525,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.37	11/9/09	23,000,000	23,000,000
University of Virginia,
University Revenue, CP	0.33	11/4/09	10,000,000	10,000,000
University of Virginia,
University Revenue, CP	0.36	11/10/09	8,000,000	8,000,000
Virginia Commonwealth University
Health System Authority,
General Revenue (Medical
College of Virginia Hospitals)
(Liquidity Facility; Wachovia
Bank)	0.21	11/1/09	7,500,000 a	7,500,000

Washington--.4%
Puttable Floating Option Tax
Exempt Receipts (Washington,
Various Purpose GO, Refunding)
(Liquidity Facility; Bank of
America)	0.26	11/7/09	6,060,000 a,b	6,060,000
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.19	11/7/09	16,430,000 a	16,430,000

Wisconsin--.6%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Bank of America)	0.42	11/7/09	6,500,000 a	6,500,000
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.26	11/7/09	6,375,000 a	6,375,000
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:

California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.35	12/11/09	14,099,000	14,099,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Marquette
University) (LOC; JPMorgan
Chase Bank)	0.26	11/7/09	4,100,000 a	4,100,000

Total Investments (cost $5,367,266,359)			100.4%	5,367,266,820
Liabilities, Less Cash and Receivables			(.4%)	(22,354,864)
Net Assets			100.0%	5,344,911,956

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $429,174,000 or 8.0% of net assets.
c	Purchased on a delayed delivery basis.
d	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,367,266,820
Level 3 - Significant Unobservable Inputs	-
Total	5,367,266,820

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)